LEASES - (Lessee) Maturities of Operating Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Less than one year	$ 72	$ 73
One to two years	61	69
Two to three years	59	59
Three to four years	58	58
Four to five years	54	57
More than five years	269	323
Total operating lease payments	573	639
Imputed interest	(90)	(107)
Operating lease liabilities	483	532
Operating lease, reported as accounts payable and other	56	56
Operating lease, reported as other long-term liabilities	$ 427	$ 476
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OtherLiabilitiesNoncurrent	us-gaap:OtherLiabilitiesNoncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent	us-gaap:AccountsPayableAndOtherAccruedLiabilitiesCurrent
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:PropertyPlantAndEquipment	us-gaap:PropertyPlantAndEquipment